Statements Of Changes In Trust Capital (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
TRUST CAPITAL, Beginning	$ 892,925,611		$ 879,154,612		$ 1,030,381,361
TRUST CAPITAL units, Beginning	679,145.820		725,375.859		751,554.935
Subscriptions	69,799,650		42,864,905		80,031,122
Subscriptions, units	54,089.406		34,326.986		60,574.678
Redemptions	(119,639,348)		(102,499,761)		(110,346,241)
Redemptions, units	(96,675.444)		(83,185.343)		(89,360.410)
Trust Transfer Units					2.198
Additional units allocated, units	2,304.407	[1]	2,428.344	[1]	2,576.712	[1]
Net income (loss) after profit share to Managing Owner	(89,899,904)		73,143,160		(120,954,817)
Managing Owner's profit share	1,385		262,695		43,187
Managing Owner's profit share, units	1.021		199.974		32.142
TRUST CAPITAL, Ending	753,187,394		892,925,611		879,154,612
TRUST CAPITAL units, Ending	638,865.210		679,145.820		725,375.859
Series 1 Unitholders [Member]
TRUST CAPITAL, Beginning	867,646,692		865,980,227		1,018,820,851
TRUST CAPITAL units, Beginning	660,222.516		714,519.974		743,122.758
Subscriptions	46,027,878		31,438,164		78,304,008
Subscriptions, units	36,354.165		25,234.721		59,130.010
Redemptions	(116,664,030)		(100,149,285)		(110,305,815)
Redemptions, units	(94,309.154)		(81,345.253)		(89,327.054)
Transfers					(461,258)
Trust Transfer Units					(388.822)
Additional units allocated, units	1,729.069	[1]	1,813.074	[1]	1,983.082	[1]
Net income (loss) after profit share to Managing Owner	(87,273,146)		70,377,586		(120,377,559)
TRUST CAPITAL, Ending	709,737,394		867,646,692		865,980,227
TRUST CAPITAL units, Ending	603,996.596		660,222.516		714,519.974
Series 2 Unitholders [Member]
TRUST CAPITAL, Beginning	101,957
TRUST CAPITAL units, Beginning	75.492
Subscriptions	184,000		95,530
Subscriptions, units	136.584		75.492
Redemptions	(28,299)
Redemptions, units	(21.339)
Net income (loss) after profit share to Managing Owner	(16,960)		6,427
TRUST CAPITAL, Ending	240,698		101,957
TRUST CAPITAL units, Ending	190.737		75.492
Series 3 Unitholders [Member]
TRUST CAPITAL, Beginning	14,178,784		2,236,811
TRUST CAPITAL units, Beginning	10,481.102		1,831.292
Subscriptions	22,838,898		11,260,170		1,727,114
Subscriptions, units	17,047.103		8,961.540		1,444.668
Redemptions	(2,145,759)		(387,647)
Redemptions, units	(1,665.085)		(311.730)
Transfers					461,258
Trust Transfer Units					386.624
Net income (loss) after profit share to Managing Owner	(2,100,691)		1,069,450		48,439
TRUST CAPITAL, Ending	32,771,232		14,178,784		2,236,811
TRUST CAPITAL units, Ending	25,863.120		10,481.102		1,831.292
Series 4 Unitholders [Member]
TRUST CAPITAL, Beginning	75,449
TRUST CAPITAL units, Beginning	55.233
Subscriptions	748,874		71,041
Subscriptions, units	551.554		55.233
Net income (loss) after profit share to Managing Owner	(31,196)		4,408
TRUST CAPITAL, Ending	793,127		75,449
TRUST CAPITAL units, Ending	606.787		55.233
New Profit Memo Account [Member]
Additional units allocated, units	0.050	[1]	0.022	[1]	1.214	[1]
Net income (loss) after profit share to Managing Owner	(126)		134		(2,761)
Managing Owner's profit share	1,385		262,695		43,187
Managing Owner's profit share, units	1.021		199.974		32.142
Transfer of New Profit Memo Account to Managing Owner	(1,259)		(262,829)		(40,426)
Transfer of New Profit Memo Account to Managing Owner, units	(1.071)		(199.996)		(33.356)
Managing Owner [Member]
TRUST CAPITAL, Beginning	10,922,729		10,937,574		11,560,510
TRUST CAPITAL units, Beginning	8,311.477		9,024.593		8,432.177
Redemptions	(801,260)		(1,962,829)		(40,426)
Redemptions, units	(679.866)		(1,528.360)		(33.356)
Additional units allocated, units	575.288	[1]	615.248	[1]	592.416	[1]
Net income (loss) after profit share to Managing Owner	(477,785)		1,685,155		(622,936)
Transfer of New Profit Memo Account to Managing Owner	1,259		262,829		40,426
Transfer of New Profit Memo Account to Managing Owner, units	1.071		199.996		33.356
TRUST CAPITAL, Ending	$ 9,644,943		$ 10,922,729		$ 10,937,574
TRUST CAPITAL units, Ending	8,207.970		8,311.477		9,024.593

[1]	Additional units are issued to Series 1 Unitholders who are charged less than a 7.0% brokerage fee and the Managing Owner.